MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
MATERIAL ACCOUNTING POLICIES

NOTE 3 - MATERIAL ACCOUNTING POLICIES:

A. Cash and cash equivalents

Cash equivalents are considered by the Company to be highly liquid investments, including, inter alia, short-term deposits with banks, the maturity of which do not exceed three months at the time of deposit, and which are not restricted.

B. Loss per share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average number of shares outstanding is increased to include additional shares from the assumed exercise of stock options and warrants, if dilutive. The average number of shares is calculated by assuming that outstanding conversions were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting period. For the years ended December 31, 2025, and 2024, potentially dilutive common shares issuable upon the exercise of warrants and options were not included in the computation of loss per share because their effect was anti-dilutive.

C. Provisions

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured. Provisions are measured using the best estimate of the amounts required to settle the obligation at the end of the reporting period.

D. Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

1.	In the principal market for the asset or liability, or

2.	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - MATERIAL ACCOUNTING POLICIES (CONTINUED):

D. Fair value measurement (cont.)

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Classification of fair value hierarchy

The financial instruments presented in the statement of financial position at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

1.	Financial assets

The Company classifies its financial assets into one of the following categories, based on the business model for managing the financial asset and its contractual cash flow characteristics. The Company’s accounting policy for the relevant category is as follows:

Amortized cost: These assets arise principally from the provision of goods and services to customers (e.g. trade accounts receivable) but also incorporate other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest. They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment. Impairment provisions for trade accounts receivable are recognized based on the simplified approach within IFRS 9 using a provision in the determination of the lifetime expected credit losses. During this process the probability of the non-payment of the trade receivables is assessed. This probability is then multiplied by the amount of the expected loss arising from default to determine the lifetime expected credit loss for the trade receivables. For trade receivables, which are reported net, such provisions are recorded in a separate provision account with the loss being recognized within general and administrative expenses in the consolidated statement of comprehensive income. On confirmation that the trade receivable will not be collectable, the gross carrying value of the asset is written off against the associated provision.

Financial assets not measured at fair value include cash and cash equivalents and trade and other receivables. Due to their short-term nature, the carrying value of cash and cash equivalents, loans to others, trade and other receivables, and trade payables approximates their fair value.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - MATERIAL ACCOUNTING POLICIES (CONTINUED):

D. Fair value measurement (cont.):

2.	Financial Liabilities

The Company classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired. The Company’s accounting policy for each category is as follows:

Fair value through profit or loss: Warrants are initially recognized at fair value net of any transaction costs directly attributable to the issue of the instrument. Such liabilities are subsequently measured at fair value through profit or loss.

Other financial liabilities include the following items: Bank borrowings are initially recognized at fair value net of any transaction costs directly attributable to the issue of the instrument. Such interest-bearing liabilities are subsequently measured at amortized cost using the effective interest rate method, which ensures that any interest expense over the period to repayment is at a constant rate on the balance of the liability carried in the consolidated statement of financial position. For the purposes of each financial liability, interest expense includes initial transaction costs and any premium payable on redemption, as well as any interest or coupon payable while the liability is outstanding. Trade accounts payable and other accounts payable, which are initially recognized at fair value and subsequently carried at amortized cost using the effective interest method.

3.	Allocation of Units fund raising:

The issue of a Unit of various securities (shares and warrants) involves the allocation of the proceeds received (before issue expenses) to the underlying securities issued in the Unit based on the following order: warrant derivatives at their calculated fair value and proceeds allocated to common shares are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the Unit.

4.	Warrant liabilities - Derivatives:

Warrants that are denominated in a currency other than the functional currency of the Company are considered a derivative liability and are classified as financial liabilities at fair value through profit or loss. Accordingly, these warrants are measured at fair value and the changes in fair value in each reporting period are recognized in profit or loss.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - MATERIAL ACCOUNTING POLICIES (CONTINUED):

D. Fair value measurement (cont.):

5.	Impairment of financial assets

ECL and their measurement

ECL are measured as the unbiased probability-weighted present value of all cash shortfalls over the expected life of each financial asset. For receivables from financial services, ECL are mainly calculated with a statistical model using three major risk parameters: probability of default, loss given default and exposure at default. The estimation of these risk parameters incorporates all available relevant information, not only historical and current loss data, but also reasonable and supportable forward-looking information reflected by the future expectation factors. This information includes macroeconomic factors (e.g., gross domestic product growth, unemployment rate, cost performance index) and forecasts of future economic conditions. For receivables from financial services, these forecasts are performed using a scenario analysis (base case, adverse and optimistic scenarios).

As of December 31, 2025, and December 31, 2024, ECL for trade and other account receivables are not material. The ECL for trade and other account receivables in 2025 and 2024 were $17 and $15, respectively.

Definition of default, including reasons for selecting the definition

Prior to commencing a business relationship, the Company will enter into an agreement with the customer. The agreement or contract typically includes details of the terms of payment to which the customer is entitled. In most cases, the customer updates the Company if there is a delay in the payment beyond the terms of the agreement. Any delays in payment for more than two months are subject to approval of management. If a customer’s scheduled payment is delayed by more than two months and such delay is not approved by the Company’s management, the CEO will typically make direct contact with the customer’s management and inform them of the overdue obligation and that Company will pursue remedies available to collect the overdue payment. If the customer and the Company are not able to resolve the matter at that time, the receivable is considered to be in default as the collectability is no longer certain. If the collection effort is not successful, the Company will retain legal counsel in the applicable country to assist with collection and sends a demand letter to that effect.

Write-off policy

The Company writes off its financial assets if any of the following occur:

●	Inability to locate the debtor.
●	Discharge of the debt in a bankruptcy.
●	It is determined that the efforts to collect the debt are no longer cost effective given the size of receivable.

The collections department must comply with the collection efforts outlined in the policy to collect on delinquent customer accounts before any write-offs are made.

NOTE 3 - MATERIAL ACCOUNTING POLICIES (CONTINUED):

D. Fair value measurement (cont.):

Aging Schedule based on due date

	Aging schedule
	December 31, 2025	December 31, 2024
Within payment terms	$4,255	$2,024

Total	$4,255	$2,024

Three-level matrix

Based on its past experience and historical data along with a consideration of future projections of factors, such as the economic environment, the Company has established a three-level matrix. The three-level matrix contains the following groups and balances:

	December 31, 2025	December 31, 2024
Government institutions	$-	$663
Industrial customers	1,658	1,361
Supermarket Chains	1,376	-
Long term trade receivables	1,221	-
Total	$4,255	$2,024

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - MATERIAL ACCOUNTING POLICIES (CONTINUED):

E. Operating Segment:

An operating segment is a component of the Company that meets the following three criteria:

1.	Is engaged in business activities from which it may earn revenues and incur expenses;
2.	Whose operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about allocated resources to the segment and assess its performance; and
3.	For which separate financial information is available.

Segment revenue and segment costs include items that are attributable to the relevant segments and items that can be allocated to segments. Items that cannot be allocated to segments include the Company’s financial income and expenses and income tax. The Company has three operating segments; Precision Metal Parts, Advanced Engineering and Smart Carts.

F. Share-based compensation:

Where equity settled share options are awarded to employees and service providers, the fair value of the options calculated at the grant date is based on the market share price and is charged to the statement of comprehensive income over the vesting period. Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether the market vesting conditions are satisfied. The cumulative expense charged is not adjusted for failure to achieve a market vesting condition.

Share based payment transactions

The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting date includes the Group’s best estimate of the number of equity instruments that will ultimately vest.

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at the grant date. The fair value of option granted is determined using the Black and Scholes model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions.

G. Deferred taxes

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities in the financial statements and the amounts attributable for tax purposes. Significant judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the estimated timing and level of future taxable profits together with future tax planning strategies.

Deferred taxes are measured at the tax rates that are expected to apply in the period when the temporary differences are reversed based on tax laws that have been enacted or substantively enacted at the end of the reporting period. Deferred taxes are recognized in Profit or loss, except when they relate to items recognized in other comprehensive income or directly in equity. Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not probable that they will be utilized. In addition, temporary differences (such as carry forward losses) for which deferred tax assets have not been recognized or reassessed are recognized to the extent that their recoverability is probable. Any resulting reduction or reversal is recognized as “income tax” within the statement of comprehensive income. All deferred tax assets and liabilities are presented in the statement of financial position as non-current items, respectively.

Deferred taxes are offset in the statement of financial position if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

Deferred tax assets in respect to carryforward losses have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - MATERIAL ACCOUNTING POLICIES (CONTINUED):

H. Defined benefit schemes

The Company contributes towards the state pension in accordance with local legislation where required. The only obligation of the Company is to make the required contributions. Costs related to such contributions are expensed in the period in which they are incurred.

The Company has several employee benefits plans as to its employees:

1.	Short-term employee benefits: Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits: The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

This liability is calculated based on actuary measurement.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense simultaneously with receiving the employee’s services and no additional provision is required in the financial statements except for the unpaid contribution. The Company also operates for some employees an immaterial defined benefit plan in respect of severance pay pursuant to the Severance Pay Law. The Company presents the accrued severance pay liability net from severance pay fund.

I. Property, equipment and right of use assets

Depreciation and amortization are computed by the straight-line method, based on the estimated useful lives of the assets, as follows:

Estimated useful lives

Computers and electronic equipment	3
Machines and manufacturing equipment	10
Furniture and equipment	7
Vehicles	6.67
ERP system	3-6
Right of use assets and leasehold improvement	over the lease periods

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - MATERIAL ACCOUNTING POLICIES (CONTINUED):

J. Revenue recognition

Revenue is recognized based on the five-step model outlined in IFRS 15, Revenue from Contracts with Customers. IFRS 15 sets out a single revenue recognition model, according to which the entity shall recognize revenue in accordance with the said core principle by implementing a five-step model framework:

1.	Identify the contracts with a customer.

2.	Identify the performance obligations in the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price to the performance obligations in the contract.

5.	Recognize revenue when the entity satisfies a performance obligation.

i.	Revenues generated from Isramat are to Israeli customers (amounted to $4,693 in 2025) and are recognized upon delivery, which is the point in time when the control of the goods is transferred to them.

ii

Revenue from sale of smart carts is recognized from sale of goods in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the smart carts to the customer.

Allocation of the Transaction Price to Performance Obligations

The Company allocates the transaction price to each performance obligation in the contract based on its relative Standalone Selling Price (SSP). The Company determines the SSP for each performance obligation as follows:

Equipment (Products): The SSP for equipment is determined based on Observable Prices from standalone sales of the same or similar products to similar customers in representative circumstances.

Services: For services where a standalone selling price is not directly observable, the Company estimates the SSP using the Expected Cost Plus a Margin approach. Under this method, the Company forecasts the costs expected to be incurred in satisfying the service (including direct labor and relevant overheads) and adds an appropriate margin. This margin reflects the return the Company expects to receive based on market conditions, industry benchmarks, and historical profit margins for similar service arrangements.

In contracts involving multiple performance obligations, the total transaction price is allocated to the equipment and services based on the relative proportion of these estimated standalone selling prices.

When consideration is received over a period exceeding 12 months, the Company adjusts the transaction price to reflect the time value of money. Revenue is recognized at the discounted present value, and the unwinding of the discount is recognized as interest income over the payment period. For the year ended December 31, 2025 and 2024, difference between the gross amount and the discounted presented value amounted to $128 and nil, respectively.

iii	Revenue from services maintenance of smart carts is recognized - over the period of the provision of such services, following the delivery of the smart cart.

iv	In cases where the Company enters into a buy-back agreement in which older models are repurchased from the customer, the amounts paid for the older models are recorded in inventory at the lower of the amount paid and the fair value of the older model. Any difference is netted off against Revenues and accounted as consideration paid to customers, for the years ended December 31, 2025 and 2024 the company recognized discounts in amount of $564 and none, respectively.

v

The Company sells smart carts to customers under arrangements that may include bill-and-hold terms, whereby legal title and control of the goods transfer to the customer upon execution of the sales agreement, while the Company retains physical possession at the customer’s request pending delivery at a future date.

Revenue is recognized under such arrangements in accordance with IFRS 15), when all of the following criteria are met:

(a)	The reason for the bill-and-hold arrangement is substantive (e.g., the customer has requested the arrangement due to ongoing site preparation for installation);

(b)	The goods are separately identified as belonging to the customer;

(c)	the goods are currently ready for physical transfer to the customer; and

(d)	The Company cannot use the goods or direct them to another customer.

In addition, the Company assesses whether the general indicators of transfer of control are satisfied, including: a present right to payment, transfer of legal title, transfer of significant risks and rewards of ownership, and customer acceptance. Physical possession is retained by the Company as custodian on the customer’s behalf and does not preclude the transfer of control in a bill-and-hold arrangement.

For the years ended December 31, 2025 and 2024, the Company recognized revenue of $2,200 thousand and nil, respectively, under bill-and-hold arrangements.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 3 - MATERIAL ACCOUNTING POLICIES (CONTINUED):

K. Research and development expenses

Research expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate all of the following: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Development costs in respect of the Company’s model 3.0 Cart meet the aforementioned criteria and therefore development costs in respect thereof in the amounts if $637 have been capitalized to Intangible Assets (see note 9).

L. New standards, interpretations and amendments adopted from 1 January 2025

The following new amendments are effective for the period beginning 1 January 2025: The Company and its subsidiaries did not have to change their accounting policies or make retrospective adjustments as a result of adopting these amended standards:

Lack of exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates)

On 15 August 2023, the IASB issued Lack of Exchangeability which amended IAS 21 The Effects of Changes in Foreign Exchange Rates (the “Amendments”).

These Amendments are applicable for annual reporting periods beginning on or after January 1, 2025. The Amendments introduce requirements to assess when a currency is exchangeable into another currency and when it is not. The Amendments require an entity to estimate the spot exchange rate when it concludes that a currency is not exchangeable into another currency. The Amendments also introduce additional disclosure requirements when an entity estimates a spot exchange rate because a currency is not exchangeable into another currency.

IAS 21, prior to the Amendments, did not include explicit requirements for the determination of the exchange rate when a currency is not exchangeable into another currency, which led to diversity in practice.

When applying the Amendments, an entity is not permitted to restate comparative information

These Amendments have had no material effect on the interim condensed consolidated financial statements.

M. New standards, interpretations and amendments not yet effective

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Company has decided not to adopt early.

The following standards and amendments are effective for the annual reporting period beginning 1 January 2027:

-	IFRS 18 Presentation and Disclosure in Financial Statements
-	IFRS 19 Subsidiaries without Public Accountability: Disclosures.

The Company is currently assessing the effect of these new accounting standards and amendments.

IFRS 18 Presentation and Disclosure in Financial Statements, which was issued by the IASB in April 2024 supersedes IAS 1 and will result in major consequential amendments to IFRS Accounting Standards including IAS 8 Basis of Preparation of Financial Statements (renamed from Accounting Policies, Changes in Accounting Estimates and Errors). Even though IFRS 18 will not have any effect on the recognition and measurement of items in the consolidated financial statements, it is expected to have a significant effect on the presentation and disclosure of certain items. These changes include categorization and sub-totals in the statement of profit or loss, aggregation/disaggregation and labelling of information, and disclosure of management-defined performance measures.

The Group does not expect to be eligible to apply IFRS 19.

N. Going Concern

In order to assess whether it is appropriate for the company to continue as a going concern, management is required to apply judgment and make estimates with respect to future cash flow projections. In arriving at this judgment, there were several assumptions and estimates involved in calculating these future cash flow projections. This includes making estimates regarding the timing and amounts of future revenues and expenditures and the ability and timing of raising additional financing.

O. Functional Currency

The Company and its subsidiaries are required to determine their functional currencies based on the primary economic environment in which each entity operates. In order to do that, management has to analyze several factors, including which currency mainly influences the cost of undertaking the business activities, in which currency the entity has received financing, and in which currency it keeps its receipts from operating activities. Management uses its judgment to determine which factors are most important when the above indicators are mixed and the functional currency is not obvious.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)